NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4%
	Communications - 1.7%
10,451	Expedia Group, Inc.(a)	$1,756,813
12,128	New York Times Company (The), Class A	601,549
		2,358,362
	Consumer Discretionary - 11.9%
7,018	Abercrombie & Fitch Company, Class A	535,965
5,564	Boyd Gaming Corporation(a)	366,278
8,672	Burlington Stores, Inc.(a)	2,066,797
10,112	Churchill Downs, Inc.	1,123,140
8,016	Crocs, Inc.(a)	851,299
11,684	Deckers Outdoor Corporation(a)	1,306,388
4,775	Dick’s Sporting Goods, Inc.	962,449
12,842	Gentex Corporation	299,219
3,957	Grand Canyon Education, Inc.(a)	684,640
12,149	Light & Wonder, Inc.(a)	1,052,225
13,058	Live Nation Entertainment, Inc.(a)	1,705,114
3,425	Ralph Lauren Corporation	756,035
2,167	Scotts Miracle-Gro Company (The)(a)	118,947
14,099	Somnigroup International	844,248
9,180	Texas Roadhouse, Inc.	1,529,663
13,890	Toll Brothers, Inc.	1,466,645
9,416	Travel + Leisure Company	435,867
4,018	Wingstop, Inc.(a)	906,380
		17,011,299
	Consumer Staples - 4.6%
8,576	BJ’s Wholesale Club Holdings, Inc.(a)	978,522
3,524	Casey’s General Stores, Inc.	1,529,557
7,757	e.l.f. Beauty, Inc.(a)	487,062
25,454	Monster Beverage Corporation(a)	1,489,568
13,770	Sprouts Farmers Market, Inc.(a)	2,101,852
		6,586,561
	Energy - 2.3%
13,379	DT Midstream, Inc.	1,290,807
10,226	Matador Resources Company(a)	522,446
87,637	Permian Resources Corporation, Class A	1,213,772

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Energy - 2.3% (Continued)
4,798	Weatherford International PLC	$256,933
		3,283,958
	Financials - 13.9%
19,720	Brown & Brown, Inc.	2,453,169
6,174	Cullen/Frost Bankers, Inc.	772,985
13,594	Discover Financial Services	2,320,496
19,094	East West Bancorp, Inc.	1,713,877
4,866	Evercore Partners, Inc., Class A	971,838
5,747	Hamilton Lane, Inc., Class A(a)	854,406
7,360	Houlihan Lokey, Inc.	1,188,640
14,580	Interactive Brokers Group, Inc., Class A	2,414,302
3,057	Kinsale Capital Group, Inc.	1,487,872
16,744	MGIC Investment Corp.	414,916
4,581	Primerica, Inc.	1,303,432
7,149	RenaissanceRe Holdings Ltd.	1,715,760
14,648	Ryan Specialty Group Holdings, Inc. (a)	1,082,048
15,012	Western Alliance Bancorp	1,153,372
		19,847,113
	Health Care - 10.9%
3,841	DaVita, Inc.(a)	587,558
13,887	DexCom, Inc.(a)	948,343
9,843	Encompass Health Corporation	996,899
7,836	Ensign Group, Inc. (The)	1,013,978
39,293	Exelixis, Inc.(a)	1,450,698
15,660	Globus Medical, Inc., Class A(a)	1,146,312
17,499	Halozyme Therapeutics, Inc.(a)	1,116,611
9,561	Lantheus Holdings, Inc.(a)	933,154
3,510	Medpace Holdings, Inc.(a)	1,069,462
13,931	Neurocrine Biosciences, Inc.(a)	1,540,769
3,429	Penumbra, Inc.(a)	916,949
13,121	Sarepta Therapeutics, Inc.(a)	837,382
7,975	Tenet Healthcare Corporation(a)	1,072,638
6,147	United Therapeutics Corporation(a)	1,894,935
		15,525,688

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Industrials - 25.7%
9,280	AAON, Inc.	$725,046
9,779	AECOM (a)	906,807
3,925	Allegion PLC	512,056
90,442	American Airlines Group, Inc.(a)	954,163
5,290	Applied Industrial Technologies, Inc.	1,192,049
12,615	BWX Technologies, Inc.	1,244,470
5,780	Chart Industries, Inc.(a)	834,401
6,964	Clean Harbors, Inc.(a)	1,372,604
4,874	Comfort Systems USA, Inc.	1,571,036
16,438	Core & Main, Inc., Class A(a)	794,120
5,229	Curtiss-Wright Corporation	1,659,005
9,397	Donaldson Company, Inc.	630,163
6,319	EMCOR Group, Inc.	2,335,692
7,825	ESAB Corp.	911,613
11,389	Graco, Inc.	951,095
18,887	H&R Block, Inc.	1,037,085
7,962	ITT, Inc.	1,028,372
4,413	Lennox International, Inc.	2,474,943
4,432	Lincoln Electric Holdings, Inc.	838,357
8,468	MasTec, Inc.(a)	988,300
3,017	Novanta, Inc.(a)	385,784
22,659	nVent Electric PLC	1,187,785
25,377	RB Global, Inc.	2,545,313
4,308	RBC Bearings, Inc.(a)	1,386,185
3,659	Saia, Inc.(a)	1,278,564
36,868	Tetra Tech, Inc.	1,078,389
4,033	TopBuild Corporation(a)	1,229,863
8,695	Vontier Corp.	285,631
2,962	Watsco, Inc.	1,505,584
1,922	Watts Water Technologies, Inc., Class A	391,934
8,215	Woodward, Inc.	1,499,155
7,843	XPO Logistics, Inc.(a)	843,750
		36,579,314

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Materials - 5.1%
4,861	AptarGroup, Inc.	$721,275
16,205	Axalta Coating Systems Ltd.(a)	537,520
4,610	Eagle Materials, Inc.	1,023,097
9,566	Ecolab, Inc.	2,425,173
8,600	Louisiana-Pacific Corporation	791,028
10,080	RPM International, Inc.	1,166,054
3,837	Simpson Manufacturing Company, Inc.	602,716
		7,266,863
	Real Estate - 5.2%
16,599	American Homes 4 Rent, Class A	627,608
13,157	Equity LifeStyle Properties, Inc. REIT	877,572
16,242	Gaming and Leisure Properties, Inc. REIT	826,718
7,615	Lamar Advertising Company, Class A REIT	866,435
13,375	Simon Property Group, Inc. REIT	2,221,319
1,553	Texas Pacific Land Corp.	2,057,710
		7,477,362
	Technology - 17.0%
3,175	ANSYS, Inc.(a)	1,005,078
3,174	AppFolio, Inc., Class A(a)	697,963
4,241	Broadridge Financial Solutions, Inc.	1,028,273
4,459	Cirrus Logic, Inc.(a)	444,362
6,021	CommVault Systems, Inc.(a)	949,873
27,941	DocuSign, Inc.(a)	2,274,397
18,686	Dropbox, Inc., Class A(a)	499,103
5,189	DUOLINGO(a)	1,611,392
4,987	Fabrinet(a)	984,982
12,013	HealthEquity, Inc.(a)	1,061,589
9,311	Lattice Semiconductor Corporation(a)	488,361
8,386	Manhattan Associates, Inc.(a)	1,451,113
3,717	Morningstar, Inc.	1,114,617
12,422	Paychex, Inc.	1,916,466
4,135	Paycom Software, Inc.(a)	903,415
5,981	Paylocity Holding Corporation(a)	1,120,481
42,776	Pure Storage, Inc., Class A(a)	1,893,694

NAA MID GROWTH SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	Technology - 17.0% (Continued)
2,922	Qualys, Inc.(a)	$367,967
42,850	Super Micro Computer, Inc.(a)	1,467,184
3,562	Tyler Technologies, Inc.(a)	2,070,911
2,793	Universal Display Corporation(a)	389,568
3,829	WEX, Inc.(a)	601,230
		24,342,019
	Utilities - 1.1%
19,403	Public Service Enterprise Group, Inc.	1,596,867

	TOTAL COMMON STOCKS (Cost $154,503,344)	141,875,406

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.4%
	Equity - 0.4%
1,634	iShares Russell MidCap(a)	191,979
5,316	iShares S&P MidCap 400 Growth Index(a)	442,716
		634,695

	TOTAL EXCHANGE-TRADED FUNDS (Cost $685,208)	634,695

	TOTAL INVESTMENTS - 99.8% (Cost $155,188,552)	$142,510,101
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	282,069
	NET ASSETS - 100.0%	$142,792,170

(a)	Non-income producing security.

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust